Related Parties-Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Schedule of Transactions with Related Parties

	Year ended December 31
	2017	2016	2015
	U.S. dollars in thousands

Key management compensation:
Labor cost and related expenses	$2,202	$1,737	$1,791
Share-based payments	2,075	817	798
Other	406	420	446

	$4,683	$2,974	$3,035

Schedule of Balances with Related Parties

	December 31
	2017	2016
	U.S. dollars in thousands
Key management—
Payables and accrued expenses - for salary and related expenses	$409	$319

Severance pay obligations	$88	$69

Provision for vacation	$97	$65